NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Federated NVIT High Income Bond Fund - Class III (HIBF3)
939,991 shares (cost $6,717,304)	$6,485,937
NVIT Nationwide Fund - Class II (TRF2)
28 shares (cost $215)	366
NVIT Nationwide Fund - Class III (TRF3)
1,232 shares (cost $12,205)	16,312
NVIT Government Bond Fund - Class I (GBF)
651 shares (cost $7,627)	7,035
NVIT Government Bond Fund - Class III (GBF3)
58,258 shares (cost $671,332)	629,185
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
9 shares (cost $70)	109
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
153,890 shares (cost $1,485,401)	1,912,847
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
366,279 shares (cost $3,881,171)	3,845,931
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
284 shares (cost $3,247)	3,671
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
79,124 shares (cost $849,010)	1,017,536
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,747 shares (cost $19,054)	23,474
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
75,494 shares (cost $787,493)	1,007,840
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
19,078 shares (cost $221,345)	224,356
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
115 shares (cost $878)	1,586
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
0.41 shares (cost $6)	9
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
1,138 shares (cost $17,859)	26,967
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
72 shares (cost $763)	1,163
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2,883 shares (cost $27,589)	47,456
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
819 shares (cost $15,948)	21,912
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
5,242 shares (cost $99,182)	144,676
NVIT Money Market Fund - Class II (NVMM2)
11,494,428 shares (cost $11,494,428)	11,494,428
VP Income & Growth Fund - Class II (ACVIG2)
818 shares (cost $5,786)	7,502
VP Income & Growth Fund - Class III (ACVIG3)
22,526 shares (cost $155,174)	206,564
VP Ultra(R) Fund - Class II (ACVU2)
1,198 shares (cost $11,801)	17,397
VP Ultra(R) Fund - Class III (ACVU3)
6,242 shares (cost $56,042)	91,761
VP Value Fund - Class II (ACVV2)
3,329 shares (cost $22,439)	28,163
VP Value Fund - Class III (ACVV3)
54,245 shares (cost $319,603)	458,373

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Contrafund(R)Portfolio - Service Class 2 (FC2)
1,243 shares (cost $33,908)	$41,977
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
56,839 shares (cost $1,368,586)	1,915,468
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
1,269 shares (cost $28,578)	29,036
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
66,461 shares (cost $1,355,292)	1,511,327
VIP Growth Portfolio - Service Class 2 (FG2)
154 shares (cost $5,420)	8,711
VIP Growth Portfolio - Service Class 2 R (FG2R)
3,539 shares (cost $151,942)	199,435
Variable Fund - Long Short Equity Fund (RSRF)
15,966 shares (cost $205,378)	234,214
Variable Trust - Banking Fund (RBKF)
12,865 shares (cost $193,008)	186,158
Variable Trust - Basic Materials Fund (RBMF)
10,012 shares (cost $246,852)	248,486
Variable Trust - Biotechnology Fund (RBF)
5,797 shares (cost $322,277)	335,134
Variable Trust - Commodities Strategy Fund (RVCMD)
6,790 shares (cost $76,961)	73,669
Variable Trust - Consumer Products Fund (RCPF)
4,763 shares (cost $257,248)	271,208
Variable Trust - Dow 2x Strategy Fund (RVLDD)
1,528 shares (cost $226,532)	259,685
Variable Trust - Electronics Fund (RELF)
2,266 shares (cost $81,349)	87,920
Variable Trust - Energy Fund (RENF)
13,119 shares (cost $382,002)	406,550
Variable Trust - Energy Services Fund (RESF)
25,374 shares (cost $552,155)	559,234
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
20,871 shares (cost $371,439)	390,704
Variable Trust - Financial Services Fund (RFSF)
4,180 shares (cost $80,209)	83,819
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
5,090 shares (cost $58,071)	57,466
Variable Trust - Health Care Fund (RHCF)
37,636 shares (cost $1,802,656)	1,840,401
Variable Trust - Internet Fund (RINF)
8,854 shares (cost $177,927)	190,277
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
31,232 shares (cost $158,914)	136,170
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
23,204 shares (cost $242,052)	247,118
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
465 shares (cost $6,055)	5,770
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
1,053 shares (cost $6,581)	6,453
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
3,895 shares (cost $44,503)	42,264
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
964 shares (cost $18,996)	18,815
Variable Trust - Japan 2x Strategy Fund (RLCJ)
8,298 shares (cost $225,000)	237,405
Variable Trust - Leisure Fund (RLF)
773 shares (cost $71,999)	73,778

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
11,012 shares (cost $360,848)	$390,579
Variable Fund - Multi-Hedge Strategies (RVARS)
4,929 shares (cost $110,805)	112,127
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
28,167 shares (cost $1,113,011)	1,278,512
Variable Trust - NASDAQ-100(R) Fund (ROF)
26,517 shares (cost $733,165)	805,312
Variable Trust - Nova Fund (RNF)
1,688 shares (cost $166,483)	222,164
Variable Trust - Precious Metals Fund (RPMF)
74,457 shares (cost $572,529)	498,117
Variable Trust - Real Estate Fund (RREF)
9,365 shares (cost $291,269)	284,895
Variable Trust - Retailing Fund (RRF)
5,951 shares (cost $120,627)	121,222
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
12,312 shares (cost $636,280)	637,389
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2,407 shares (cost $510,834)	567,629
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
30,336 shares (cost $1,267,642)	1,444,315
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
3,656 shares (cost $487,441)	508,894
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
31,103 shares (cost $1,219,191)	1,338,058
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
3,952 shares (cost $452,924)	462,685
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
22,636 shares (cost $1,003,468)	1,033,574
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
3,268 shares (cost $459,697)	517,071
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
1,364 shares (cost $16,163)	15,600
Variable Trust - Technology Fund (RTEC)
14,520 shares (cost $164,979)	187,744
Variable Trust - Telecommunications Fund (RTEL)
4,001 shares (cost $40,294)	42,367
Variable Trust - Transportation Fund (RTRF)
3,956 shares (cost $89,029)	98,036
Variable Trust - Utilities Fund (RUTL)
8,730 shares (cost $184,766)	182,370
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
957 shares (cost $22,130)	22,801

Total Investments	$48,192,669

Accounts Receivable-NVIT Nationwide Fund - Class III (TRF3)	7
Accounts Receivable-NVIT Government Bond Fund - Class I (GBF)	5
Accounts Receivable-NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	9
Accounts Receivable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3
Accounts Receivable-NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	7

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Accounts Payable-NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	$(9)
Accounts Payable-NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	(5)
Accounts Payable-VP Income & Growth Fund - Class II (ACVIG2)	(8)
Accounts Payable-VP Ultra(R) Fund - Class II (ACVU2)	(9)
Accounts Payable-VP Value Fund - Class II (ACVV2)	(9)
Accounts Payable-VIP Equity-Income Portfolio - Service Class 2 (FEI2)	(9)

$48,192,651

Contract Owners’ Equity:
Accumulation units	48,192,651

Total Contract Owners’ Equity (note 8)	$48,192,651

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	HIBF3	TRF2	TRF3	GBF	GBF3	GVIDA	GVIDA6
Reinvested dividends	$669,136	420,800	4	200	147	13,188	2	29,860

Net investment income (loss)	669,136	420,800	4	200	147	13,188	2	29,860

Realized gain (loss) on investments	2,013,352	114,507	22	183	-	(49,364)	1	87,962
Change in unrealized gain (loss) on investments	2,212,548	(109,710)	75	2,843	(548)	(8,183)	21	313,127

Net gain (loss) on investments	4,225,900	4,797	97	3,026	(548)	(57,547)	22	401,089

Reinvested capital gains	514,431	-	-	-	86	10,308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,409,467	425,597	101	3,226	(315)	(34,051)	24	430,949

Investment Activity:	GVIDC6	GVIDM	GVIDM6	GVDMA	GVDMA6	GVDMC6	NVMMG1	SCGF2
Reinvested dividends	$65,442	59	15,596	370	16,323	3,509	-	-

Net investment income (loss)	65,442	59	15,596	370	16,323	3,509	-	-

Realized gain (loss) on investments	62,400	-	30,273	172	22,156	16,717	25	-
Change in unrealized gain (loss) on investments	(46,600)	464	90,894	3,926	137,602	(14,102)	326	2

Net gain (loss) on investments	15,800	464	121,167	4,098	159,758	2,615	351	2

Reinvested capital gains	58,271	-	-	-	-	2,714	102	-

Net increase (decrease) in contract owners’ equity resulting from operations	$139,513	523	136,763	4,468	176,081	8,838	453	2

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	SCGF3	SCVF2	SCVF3	SCF2	SCF3	ACVIG2	ACVIG3	ACVU2
Reinvested dividends	$-	6	360	25	192	134	3,981	58

Net investment income (loss)	-	6	360	25	192	134	3,981	58

Realized gain (loss) on investments	407	4	222	(189)	1,902	61	3,191	341
Change in unrealized gain (loss) on investments	6,684	328	12,828	6,828	39,126	1,868	45,068	4,464

Net gain (loss) on investments	7,091	332	13,050	6,639	41,028	1,929	48,259	4,805

Reinvested capital gains	1,234	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,325	338	13,410	6,664	41,220	2,063	52,240	4,863

Investment Activity:	ACVU3	ACVV2	ACVV3	FC2	FC2R	FEI2	FEI2R	FG2
Reinvested dividends	$427	383	7,284	318	14,717	622	33,544	4

Net investment income (loss)	427	383	7,284	318	14,717	622	33,544	4

Realized gain (loss) on investments	1,947	(362)	27,050	(436)	39,941	(345)	20,902	92
Change in unrealized gain (loss) on investments	22,797	7,080	83,440	10,503	418,739	4,517	119,173	2,253

Net gain (loss) on investments	24,744	6,718	110,490	10,067	458,680	4,172	140,075	2,345

Reinvested capital gains	-	-	-	11	507	1,835	93,910	5

Net increase (decrease) in contract owners’ equity resulting from operations	$25,171	7,101	117,774	10,396	473,904	6,629	267,529	2,354

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FG2R	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD
Reinvested dividends	$336	7	2,110	1,778	-	-	3,895	-

Net investment income (loss)	336	7	2,110	1,778	-	-	3,895	-

Realized gain (loss) on investments	2,881	(8,163)	28,129	(134,116)	126,798	(11,932)	197	94,867
Change in unrealized gain (loss) on investments	43,893	46,415	(10,260)	(4,222)	12,249	3,948	11,731	37,544

Net gain (loss) on investments	46,774	38,252	17,869	(138,338)	139,047	(7,984)	11,928	132,411

Reinvested capital gains	124	-	27,397	12,676	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,234	38,259	47,376	(123,884)	139,047	(7,984)	15,823	132,411

Investment Activity:	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF
Reinvested dividends	$186	911	-	499	470	4,386	679	-

Net investment income (loss)	186	911	-	499	470	4,386	679	-

Realized gain (loss) on investments	37,406	(17,809)	10,238	72,237	53,194	(212,606)	134,128	14,779
Change in unrealized gain (loss) on investments	(2,945)	74,977	66,535	(2,272)	883	(1,810)	40,456	41,393

Net gain (loss) on investments	34,461	57,168	76,773	69,965	54,077	(214,416)	174,584	56,172

Reinvested capital gains	-	6,478	12,309	-	-	12,990	-	2,717

Net increase (decrease) in contract owners’ equity resulting from operations	$34,647	64,557	89,082	70,464	54,547	(197,040)	175,263	58,889

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF
Reinvested dividends	$-	-	-	-	-	-	-	492

Net investment income (loss)	-	-	-	-	-	-	-	492

Realized gain (loss) on investments	(108,561)	11,699	(2,759)	(18,546)	(28,944)	(29,654)	84,849	48,298
Change in unrealized gain (loss) on investments	(18,410)	6,110	(306)	316	(1,801)	3,633	(6,814)	(3,970)

Net gain (loss) on investments	(126,971)	17,809	(3,065)	(18,230)	(30,745)	(26,021)	78,035	44,328

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(126,971)	17,809	(3,065)	(18,230)	(30,745)	(26,021)	78,035	44,820

Investment Activity:	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF
Reinvested dividends	$-	-	-	-	206	6,812	8,192	17

Net investment income (loss)	-	-	-	-	206	6,812	8,192	17

Realized gain (loss) on investments	134,218	3,425	207,371	188,462	24,072	(465,932)	(175,334)	119,195
Change in unrealized gain (loss) on investments	9,215	(1,353)	151,172	77,975	50,179	(11,257)	(8,590)	(592)

Net gain (loss) on investments	143,433	2,072	358,543	266,437	74,251	(477,189)	(183,924)	118,603

Reinvested capital gains	-	-	107,064	-	-	-	-	12,236

Net increase (decrease) in contract owners’ equity resulting from operations	$143,433	2,072	465,607	266,437	74,457	(470,377)	(175,732)	130,856

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV
Reinvested dividends	$-	-	-	-	-	361	-	1,655

Net investment income (loss)	-	-	-	-	-	361	-	1,655

Realized gain (loss) on investments	187,344	255,150	112,590	228,454	28,200	146,882	240,705	151,058
Change in unrealized gain (loss) on investments	(23,183)	42,792	167,858	(13,443)	177,465	(5,552)	23,301	37,682

Net gain (loss) on investments	164,161	297,942	280,448	215,011	205,665	141,330	264,006	188,740

Reinvested capital gains	-	-	-	-	97,467	-	53,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	$164,161	297,942	280,448	215,011	303,132	141,691	317,996	190,395

Investment Activity:	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	873	-	7,716	-

Net investment income (loss)	-	-	873	-	7,716	-

Realized gain (loss) on investments	(488)	28,716	17,551	36,316	16,494	2,511
Change in unrealized gain (loss) on investments	(706)	40,012	(1,911)	5,638	2,919	(179)

Net gain (loss) on investments	(1,194)	68,728	15,640	41,954	19,413	2,332

Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,194)	68,728	16,513	41,954	27,129	2,332

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		HIBF3		TRF2		TRF3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$669,136	478,160	420,800	296,681	4	6	200	157
Realized gain (loss) on investments	2,013,352	314,982	114,507	309,325	22	48	183	3,956
Change in unrealized gain (loss) on investments	2,212,548	310,768	(109,710)	(134,337)	75	205	2,843	(468)
Reinvested capital gains	514,431	1,471,821	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,409,467	2,575,731	425,597	471,669	101	259	3,226	3,645

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,293,634	2,219,634	177,073	256,579	-	-	779	610
Transfers between funds	-	-	2,352,269	(1,316,774)	-	(1,822)	2,976	(42,536)
Surrenders (note 6)	(4,797,263)	(2,389,160)	(60,829)	(33,445)	-	-	-	-
Death Benefits (note 4)	(1,356,638)	(2,660,504)	-	(46,614)	-	-	-	-
Net policy repayments (loans) (note 5)	650,043	1,774,119	(72,928)	(20,769)	-	-	-	-
Deductions for surrender charges (note 2d)	(163,648)	(91,915)	(806)	(568)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,366,948)	(2,633,658)	(186,746)	(149,928)	(100)	(173)	(745)	(768)
Asset charges (note 3)	(166,591)	(173,254)	(14,480)	(12,570)	(2)	(9)	(62)	(70)
Adjustments to maintain reserves	1,719	(1,713)	5	9	(1)	4	4	2

Net equity transactions	(5,905,692)	(3,956,451)	2,193,558	(1,324,080)	(103)	(2,000)	2,952	(42,762)

Net change in contract owners’ equity	(496,225)	(1,380,720)	2,619,155	(852,411)	(2)	(1,741)	6,178	(39,117)
Contract owners’ equity beginning of period	48,688,876	50,069,596	3,866,781	4,719,192	368	2,109	10,141	49,258

Contract owners’ equity end of period	$48,192,651	48,688,876	6,485,936	3,866,781	366	368	16,319	10,141

CHANGES IN UNITS:
Beginning units	4,150,503	4,342,533	247,253	346,142	25	163	770	4,276
Units purchased	866,460	1,111,177	163,127	18,028	-	-	228	49
Units redeemed	(1,720,792)	(1,303,207)	(22,555)	(116,917)	(6)	(138)	(53)	(3,555)

Ending units	3,296,171	4,150,503	387,825	247,253	19	25	945	770

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GBF		GBF3		GVIDA		GVIDA6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$147	224	13,188	18,918	2	1	29,860	24,290
Realized gain (loss) on investments	-	359	(49,364)	24,514	1	1	87,962	19,971
Change in unrealized gain (loss) on investments	(548)	(757)	(8,183)	(33,069)	21	10	313,127	177,055
Reinvested capital gains	86	949	10,308	32,872	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(315)	775	(34,051)	43,235	24	12	430,949	221,316

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	33,676	76,459	-	-	147,387	124,134
Transfers between funds	-	(20,854)	(103,773)	(845,863)	-	-	(42,315)	(24,191)
Surrenders (note 6)	-	-	(46,342)	(12,634)	-	-	(52,058)	(41,741)
Death Benefits (note 4)	-	-	-	(15,712)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	8,233	(18,438)	-	-	3,141	5,074
Deductions for surrender charges (note 2d)	-	-	(1,915)	(540)	-	-	(7,544)	(7,299)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(718)	(1,665)	(62,178)	(110,503)	(2)	(2)	(128,983)	(129,973)
Asset charges (note 3)	(40)	(123)	(3,719)	(5,732)	(1)	-	(7,903)	(7,196)
Adjustments to maintain reserves	13	(8)	(20)	12	4	3	9	(7)

Net equity transactions	(745)	(22,650)	(176,038)	(932,951)	1	1	(88,266)	(81,199)

Net change in contract owners’ equity	(1,060)	(21,875)	(210,089)	(889,716)	25	13	342,683	140,117
Contract owners’ equity beginning of period	8,100	29,975	839,277	1,728,993	93	80	1,570,173	1,430,056

Contract owners’ equity end of period	$7,040	8,100	629,188	839,277	118	93	1,912,856	1,570,173

CHANGES IN UNITS:
Beginning units	520	1,983	58,260	123,671	6	6	110,200	116,346
Units purchased	-	-	3,869	6,466	-	-	10,383	10,138
Units redeemed	(49)	(1,463)	(16,587)	(71,877)	-	-	(15,026)	(16,284)

Ending units	471	520	45,542	58,260	6	6	105,557	110,200

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDC6		GVIDM		GVIDM6		GVDMA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$65,442	21,820	59	52	15,596	12,776	370	340
Realized gain (loss) on investments	62,400	20,259	-	-	30,273	3,939	172	(291)
Change in unrealized gain (loss) on investments	(46,600)	15,532	464	256	90,894	60,700	3,926	2,719
Reinvested capital gains	58,271	18,151	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	139,513	75,762	523	308	136,763	77,415	4,468	2,768

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,178	23,854	-	-	47,306	44,971	-	-
Transfers between funds	2,665,054	(555,128)	-	-	137,531	11,150	-	-
Surrenders (note 6)	(78,719)	(26,259)	-	-	(53,539)	(79,423)	-	-
Death Benefits (note 4)	-	(73,111)	-	-	-	-	(1,311)	(47)
Net policy repayments (loans) (note 5)	(67,830)	(31,399)	-	-	33,641	101,660	(265)	(3,696)
Deductions for surrender charges (note 2d)	(2,787)	(5,136)	-	-	(316)	(6,182)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(103,145)	(78,586)	-	-	(70,951)	(72,208)	(426)	(651)
Asset charges (note 3)	(6,488)	(4,790)	-	-	(3,930)	(3,403)	(76)	(79)
Adjustments to maintain reserves	5	2	1	(1)	(1)	(4)	(2)	9

Net equity transactions	2,435,268	(750,553)	1	(1)	89,741	(3,439)	(2,080)	(4,464)

Net change in contract owners’ equity	2,574,781	(674,791)	524	307	226,504	73,976	2,388	(1,696)
Contract owners’ equity beginning of period	1,271,156	1,945,947	3,147	2,840	791,030	717,054	21,091	22,787

Contract owners’ equity end of period	$3,845,937	1,271,156	3,671	3,147	1,017,534	791,030	23,479	21,091

CHANGES IN UNITS:
Beginning units	93,380	150,326	208	208	55,510	55,775	1,362	1,674
Units purchased	193,930	2,238	-	-	15,416	8,279	-	-
Units redeemed	(17,476)	(59,184)	-	-	(9,664)	(8,544)	(123)	(312)

Ending units	269,834	93,380	208	208	61,262	55,510	1,239	1,362

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA6		GVDMC6		NVMMG1		SCGF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$16,323	11,354	3,509	3,614	-	-	-	-
Realized gain (loss) on investments	22,156	9,942	16,717	2,187	25	21	-	-
Change in unrealized gain (loss) on investments	137,602	58,160	(14,102)	9,187	326	28	2	1
Reinvested capital gains	-	-	2,714	880	102	110	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	176,081	79,456	8,838	15,868	453	159	2	1

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	108,675	113,778	14,284	13,918	-	-	-	-
Transfers between funds	92,526	36,342	43,679	14,397	-	-	-	-
Surrenders (note 6)	(1,256)	(3,554)	(36,459)	(11,774)	-	-	-	-
Death Benefits (note 4)	(39,986)	(1,075)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	29,788	(19,816)	(1,516)	(1,834)	-	-	-	-
Deductions for surrender charges (note 2d)	(3,481)	(1,073)	-	(1,559)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,417)	(53,853)	(16,530)	(12,086)	(46)	(47)	-	-
Asset charges (note 3)	(3,895)	(2,945)	(1,128)	(790)	(8)	(7)	-	-
Adjustments to maintain reserves	(5)	(2)	(7)	3	12	(13)	(2)	(13)

Net equity transactions	129,949	67,802	2,323	275	(42)	(67)	(2)	(13)

Net change in contract owners’ equity	306,030	147,258	11,161	16,143	411	92	-	(12)
Contract owners’ equity beginning of period	701,805	554,547	213,190	197,047	1,178	1,086	-	12

Contract owners’ equity end of period	$1,007,835	701,805	224,351	213,190	1,589	1,178	-	-

CHANGES IN UNITS:
Beginning units	48,851	43,904	15,108	15,076	68	72	-	1
Units purchased	13,146	11,325	708	2,108	-	-	-	-
Units redeemed	(4,668)	(6,378)	(1,440)	(2,076)	(2)	(4)	-	(1)

Ending units	57,329	48,851	14,376	15,108	66	68	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCGF3		SCVF2		SCVF3		SCF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	6	5	360	282	25	-
Realized gain (loss) on investments	407	(2)	4	(6)	222	32	(189)	(233)
Change in unrealized gain (loss) on investments	6,684	1,885	328	152	12,828	4,780	6,828	2,803
Reinvested capital gains	1,234	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,325	1,883	338	151	13,410	5,094	6,664	2,570

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,667	1,566	-	-	2,228	2,178	-	-
Transfers between funds	(2,216)	3,627	-	-	(309)	3,627	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	(687)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	167	-	-	-	167	(2,915)	(146)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(15)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(232)	(225)	(35)	(39)	(687)	(620)	(300)	(329)
Asset charges (note 3)	(99)	(71)	(4)	(4)	(164)	(116)	(73)	(71)
Adjustments to maintain reserves	4	7	(4)	7	8	(11)	(4)	10

Net equity transactions	(876)	5,071	(43)	(36)	1,076	5,225	(3,292)	(1,238)

Net change in contract owners’ equity	7,449	6,954	295	115	14,486	10,319	3,372	1,332
Contract owners’ equity beginning of period	19,525	12,571	863	748	32,970	22,651	18,539	17,207

Contract owners’ equity end of period	$26,974	19,525	1,158	863	47,456	32,970	21,911	18,539

CHANGES IN UNITS:
Beginning units	1,485	1,084	47	49	2,127	1,762	993	1,062
Units purchased	101	424	-	-	117	416	-	-
Units redeemed	(165)	(23)	(2)	(2)	(63)	(51)	(158)	(69)

Ending units	1,421	1,485	45	47	2,181	2,127	835	993

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCF3		NVMM2		ACVIG2		ACVIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$192	158	-	-	134	109	3,981	2,843
Realized gain (loss) on investments	1,902	3,764	-	-	61	(71)	3,191	12,967
Change in unrealized gain (loss) on investments	39,126	8,304	-	-	1,868	761	45,068	3,102
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,220	12,226	-	-	2,063	799	52,240	18,912

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,220	6,723	643,212	594,044	-	-	17,649	8,162
Transfers between funds	6,983	24,293	(6,508,802)	4,045,638	-	-	20,382	22,439
Surrenders (note 6)	(988)	(20,263)	(2,675,744)	(1,168,589)	-	-	(1,962)	(10,565)
Death Benefits (note 4)	-	-	(1,000,289)	(1,970,174)	-	-	-	-
Net policy repayments (loans) (note 5)	2,142	5,743	664,043	1,809,084	(271)	(362)	(2,224)	(751)
Deductions for surrender charges (note 2d)	(147)	(1,015)	(49,775)	(33,360)	-	-	(46)	(227)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,676)	(5,313)	(743,661)	(857,271)	(213)	(211)	(8,149)	(7,808)
Asset charges (note 3)	(546)	(465)	(48,901)	(55,975)	(21)	(19)	(778)	(612)
Adjustments to maintain reserves	(1)	4	8	(3)	(2)	(3)	3	2

Net equity transactions	6,987	9,707	(9,719,909)	2,363,394	(507)	(595)	24,875	10,640

Net change in contract owners’ equity	48,207	21,933	(9,719,909)	2,363,394	1,556	204	77,115	29,552
Contract owners’ equity beginning of period	96,471	74,538	21,214,342	18,850,948	5,938	5,734	129,451	99,899

Contract owners’ equity end of period	$144,678	96,471	11,494,433	21,214,342	7,494	5,938	206,566	129,451

CHANGES IN UNITS:
Beginning units	6,329	5,647	2,121,430	1,885,091	380	420	9,842	8,715
Units purchased	768	2,172	133,143	556,146	-	-	2,594	2,730
Units redeemed	(363)	(1,490)	(1,105,132)	(319,807)	(26)	(40)	(873)	(1,603)

Ending units	6,734	6,329	1,149,441	2,121,430	354	380	11,563	9,842

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVU2		ACVU3		ACVV2		ACVV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$58	-	427	-	383	427	7,284	6,698
Realized gain (loss) on investments	341	21	1,947	(153)	(362)	(439)	27,050	12,805
Change in unrealized gain (loss) on investments	4,464	1,852	22,797	7,717	7,080	3,271	83,440	21,587
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,863	1,873	25,171	7,564	7,101	3,259	117,774	41,090

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	4,093	3,748	-	-	24,676	30,311
Transfers between funds	-	-	8,759	1,527	-	(657)	23,760	26,971
Surrenders (note 6)	-	-	(2,913)	(41)	-	-	(43,682)	(1,408)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,277)	(124)	(354)	21	(2,654)	(127)	1,789	335
Deductions for surrender charges (note 2d)	-	-	(158)	(62)	-	-	(1,456)	(84)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(238)	(265)	(4,556)	(4,663)	(610)	(717)	(25,299)	(25,578)
Asset charges (note 3)	(58)	(57)	(385)	(322)	(110)	(103)	(2,041)	(1,714)
Adjustments to maintain reserves	(2)	(7)	(14)	5	(6)	(5)	(4)	(5)

Net equity transactions	(2,575)	(453)	4,472	213	(3,380)	(1,609)	(22,257)	28,828

Net change in contract owners’ equity	2,288	1,420	29,643	7,777	3,721	1,650	95,517	69,918
Contract owners’ equity beginning of period	15,100	13,680	62,111	54,334	24,433	22,783	362,848	292,930

Contract owners’ equity end of period	$17,388	15,100	91,754	62,111	28,154	24,433	458,365	362,848

CHANGES IN UNITS:
Beginning units	1,038	1,070	4,567	4,552	1,432	1,530	25,899	23,956
Units purchased	-	-	911	429	-	-	3,173	4,166
Units redeemed	(165)	(32)	(554)	(414)	(177)	(98)	(4,235)	(2,223)

Ending units	873	1,038	4,924	4,567	1,255	1,432	24,837	25,899

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FC2		FC2R		FEI2		FEI2R
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$318	409	14,717	18,104	622	727	33,544	18,263
Realized gain (loss) on investments	(436)	(822)	39,941	871	(345)	(389)	20,902	16,035
Change in unrealized gain (loss) on investments	10,503	6,072	418,739	176,681	4,517	2,062	119,173	9
Reinvested capital gains	11	-	507	-	1,835	1,622	93,910	34,850

Net increase (decrease) in contract owners’ equity resulting from operations	10,396	5,659	473,904	195,656	6,629	4,022	267,529	69,157

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	45,441	55,376	-	-	48,021	34,524
Transfers between funds	-	(2,680)	(156,570)	972,289	-	(1,427)	624,250	294,251
Surrenders (note 6)	-	-	(29,638)	(5,680)	-	-	(33,262)	(800)
Death Benefits (note 4)	-	-	-	(1,836)	-	-	-	-
Net policy repayments (loans) (note 5)	(4,411)	(729)	(5,869)	(21,229)	(2,467)	(118)	2,984	822
Deductions for surrender charges (note 2d)	-	-	(1,225)	(768)	-	-	(1,046)	(57)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(762)	(906)	(48,437)	(47,260)	(613)	(768)	(30,233)	(20,217)
Asset charges (note 3)	(136)	(140)	(5,739)	(5,022)	(92)	(91)	(3,725)	(1,873)
Adjustments to maintain reserves	1	(1)	(7)	(2)	(2)	(11)	15	7

Net equity transactions	(5,308)	(4,456)	(202,044)	945,868	(3,174)	(2,415)	607,004	306,657

Net change in contract owners’ equity	5,088	1,203	271,860	1,141,524	3,455	1,607	874,533	375,814
Contract owners’ equity beginning of period	36,887	35,684	1,643,606	502,082	25,572	23,965	636,788	260,974

Contract owners’ equity end of period	$41,975	36,887	1,915,466	1,643,606	29,027	25,572	1,511,321	636,788

CHANGES IN UNITS:
Beginning units	1,870	2,101	102,552	36,387	1,598	1,753	47,415	22,746
Units purchased	-	-	4,843	72,733	-	-	44,792	27,931
Units redeemed	(245)	(231)	(16,093)	(6,568)	(179)	(155)	(4,148)	(3,262)

Ending units	1,625	1,870	91,302	102,552	1,419	1,598	88,059	47,415

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FG2		FG2R		RSRF		RBKF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4	24	336	576	7	-	2,110	308
Realized gain (loss) on investments	92	49	2,881	13,455	(8,163)	(7,221)	28,129	153,602
Change in unrealized gain (loss) on investments	2,253	810	43,893	7,381	46,415	19,730	(10,260)	1,500
Reinvested capital gains	5	-	124	-	-	-	27,397	186

Net increase (decrease) in contract owners’ equity resulting from operations	2,354	883	47,234	21,412	38,259	12,509	47,376	155,596

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	7,620	7,930	34,510	44,230	17,077	1,262
Transfers between funds	-	-	37,033	13,824	(92,684)	(17,299)	(81,009)	(575,156)
Surrenders (note 6)	-	-	(5,387)	(13,699)	(8,829)	(979)	(3,312)	(121)
Death Benefits (note 4)	-	-	-	(2,030)	(16,716)	(434)	(12,681)	(2,008)
Net policy repayments (loans) (note 5)	-	-	(802)	(1,326)	9,916	(18,887)	12,272	(377)
Deductions for surrender charges (note 2d)	-	-	(145)	(413)	(1,358)	(255)	(135)	(134)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(310)	(320)	(9,601)	(11,230)	(15,658)	(24,068)	(10,267)	(11,042)
Asset charges (note 3)	(33)	(30)	(796)	(808)	(944)	(1,217)	(737)	(711)
Adjustments to maintain reserves	(6)	9	6	(1)	(6)	(1)	(20)	2

Net equity transactions	(349)	(341)	27,928	(7,753)	(91,769)	(18,910)	(78,812)	(588,285)

Net change in contract owners’ equity	2,005	542	75,162	13,659	(53,510)	(6,401)	(31,436)	(432,689)
Contract owners’ equity beginning of period	6,706	6,164	124,280	110,621	287,718	294,119	217,596	650,285

Contract owners’ equity end of period	$8,711	6,706	199,442	124,280	234,208	287,718	186,160	217,596

CHANGES IN UNITS:
Beginning units	446	469	8,571	8,728	19,305	20,609	34,367	127,578
Units purchased	-	-	2,543	1,938	3,242	3,719	2,433	303
Units redeemed	(20)	(23)	(998)	(2,095)	(9,168)	(5,023)	(14,040)	(93,514)

Ending units	426	446	10,116	8,571	13,379	19,305	22,760	34,367

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RBMF		RBF		RVCMD		RCPF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,778	-	-	-	-	-	3,895	2,009
Realized gain (loss) on investments	(134,116)	83,203	126,798	161,843	(11,932)	53,208	197	(9,199)
Change in unrealized gain (loss) on investments	(4,222)	827	12,249	(21,408)	3,948	(6,378)	11,731	(6,300)
Reinvested capital gains	12,676	23,050	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(123,884)	107,080	139,047	140,435	(7,984)	46,830	15,823	(13,490)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,651	19,506	13,319	13,954	5,254	4,932	11,892	7,769
Transfers between funds	118,151	(643,216)	25,099	171,926	(105,487)	(72,158)	12,508	185,196
Surrenders (note 6)	(7,190)	(4,781)	(265,988)	(564)	(8,118)	(871)	(92,907)	(145,082)
Death Benefits (note 4)	-	-	(1,986)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(733)	1,931	(1,359)	(80,571)	(14,999)	118	513	(29,449)
Deductions for surrender charges (note 2d)	(316)	(2,542)	(17,724)	(37)	(300)	(367)	(6,480)	(1,062)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,291)	(15,359)	(25,551)	(38,192)	(6,716)	(9,959)	(24,563)	(26,143)
Asset charges (note 3)	(1,234)	(989)	(1,328)	(1,542)	(514)	(806)	(1,457)	(2,304)
Adjustments to maintain reserves	4	4	47	(5)	(1)	(3)	(28)	(3)

Net equity transactions	109,042	(645,446)	(275,471)	64,969	(130,881)	(79,114)	(100,522)	(11,078)

Net change in contract owners’ equity	(14,842)	(538,366)	(136,424)	205,404	(138,865)	(32,284)	(84,699)	(24,568)
Contract owners’ equity beginning of period	263,320	801,686	471,572	266,168	212,533	244,817	355,919	380,487

Contract owners’ equity end of period	$248,478	263,320	335,148	471,572	73,668	212,533	271,220	355,919

CHANGES IN UNITS:
Beginning units	11,013	37,125	23,283	17,870	37,490	42,577	16,773	19,553
Units purchased	410	952	615	12,585	1,113	931	-	7,231
Units redeemed	(1,159)	(27,064)	(13,167)	(7,172)	(25,177)	(6,018)	(6,807)	(10,011)

Ending units	10,264	11,013	10,731	23,283	13,426	37,490	9,966	16,773

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLDD		RELF		RENF		RESF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	186	-	911	-	-	-
Realized gain (loss) on investments	94,867	106,363	37,406	(16,917)	(17,809)	(10,519)	10,238	41,794
Change in unrealized gain (loss) on investments	37,544	(14,081)	(2,945)	37,559	74,977	(47,263)	66,535	(55,346)
Reinvested capital gains	-	-	-	-	6,478	69,288	12,309	82,702

Net increase (decrease) in contract owners’ equity resulting from operations	132,411	92,282	34,647	20,642	64,557	11,506	89,082	69,150

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,526	11,852	1,848	974	19,560	23,589	19,032	23,738
Transfers between funds	(125,007)	(523,607)	28,279	(34,831)	(69,284)	74,150	(9,221)	(338,447)
Surrenders (note 6)	(6,332)	(15,979)	(136,431)	(62)	(103,302)	(19,324)	(16,364)	(7,088)
Death Benefits (note 4)	-	-	-	(1,612)	-	(1,916)	-	-
Net policy repayments (loans) (note 5)	(9,064)	(102,059)	181	(624)	(1,306)	(3,675)	(1,159)	(4,549)
Deductions for surrender charges (note 2d)	(361)	(845)	(9,231)	-	(1,353)	(3,403)	(1,245)	(891)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,472)	(38,340)	(7,170)	(9,216)	(24,521)	(25,813)	(24,655)	(23,076)
Asset charges (note 3)	(1,364)	(1,665)	(393)	(533)	(2,088)	(2,105)	(1,694)	(1,782)
Adjustments to maintain reserves	26	(4)	2	-	17	17	12	(20)

Net equity transactions	(158,048)	(670,647)	(122,915)	(45,904)	(182,277)	41,520	(35,294)	(352,115)

Net change in contract owners’ equity	(25,637)	(578,365)	(88,268)	(25,262)	(117,720)	53,026	53,788	(282,965)
Contract owners’ equity beginning of period	285,324	863,689	176,192	201,454	524,267	471,241	505,449	788,414

Contract owners’ equity end of period	$259,687	285,324	87,924	176,192	406,547	524,267	559,237	505,449

CHANGES IN UNITS:
Beginning units	23,178	82,190	25,610	29,590	19,775	18,202	20,359	31,885
Units purchased	749	1,016	4,421	237	690	3,750	682	973
Units redeemed	(10,961)	(60,028)	(20,568)	(4,217)	(8,045)	(2,177)	(2,859)	(12,499)

Ending units	12,966	23,178	9,463	25,610	12,420	19,775	18,182	20,359

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLCE		RFSF		RUGB		RHCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$499	2,459	470	215	4,386	13,864	679	-
Realized gain (loss) on investments	72,237	31,025	53,194	15,320	(212,606)	(1,047,906)	134,128	64,413
Change in unrealized gain (loss) on investments	(2,272)	30,873	883	2,076	(1,810)	(13,754)	40,456	(14,512)
Reinvested capital gains	-	-	-	-	12,990	918,830	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	70,464	64,357	54,547	17,611	(197,040)	(128,966)	175,263	49,901

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,118	38,265	6,161	6,012	72,159	37,680	22,498	16,996
Transfers between funds	31,528	(98,472)	(141,802)	111,650	(225,524)	240,192	1,489,827	216,332
Surrenders (note 6)	(8,888)	(32,175)	(2,214)	(68)	(18,734)	(32,776)	(151,290)	(121,802)
Death Benefits (note 4)	-	-	(1,984)	-	-	(117,517)	(91,949)	(691)
Net policy repayments (loans) (note 5)	(11,478)	31,196	(755)	(1,427)	(6,852)	(29,297)	12,186	(27,851)
Deductions for surrender charges (note 2d)	(1,006)	(208)	(262)	-	(1,007)	(6,968)	(9,883)	(1,251)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,535)	(21,405)	(9,634)	(3,868)	(23,782)	(67,453)	(23,756)	(24,268)
Asset charges (note 3)	(1,351)	(1,253)	(906)	(353)	(1,489)	(4,972)	(1,536)	(1,532)
Adjustments to maintain reserves	5	1	1,724	(9)	111	(1,627)	41	4

Net equity transactions	22,393	(84,051)	(149,672)	111,937	(205,118)	17,262	1,246,138	55,937

Net change in contract owners’ equity	92,857	(19,694)	(95,125)	129,548	(402,158)	(111,704)	1,421,401	105,838
Contract owners’ equity beginning of period	297,840	317,534	178,940	49,392	459,616	571,320	419,004	313,166

Contract owners’ equity end of period	$390,697	297,840	83,815	178,940	57,458	459,616	1,840,405	419,004

CHANGES IN UNITS:
Beginning units	22,826	29,606	19,038	6,447	22,429	28,718	24,383	21,352
Units purchased	5,392	3,451	606	13,253	4,067	6,507	64,234	15,776
Units redeemed	(4,050)	(10,231)	(12,653)	(662)	(23,066)	(12,796)	(13,096)	(12,745)

Ending units	24,168	22,826	6,991	19,038	3,430	22,429	75,521	24,383

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RINF		RVIDD		RJNF		RVIMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	14,779	(10,724)	(108,561)	(47,933)	11,699	6,819	(2,759)	21,650
Change in unrealized gain (loss) on investments	41,393	(27,566)	(18,410)	(1,230)	6,110	1,508	(306)	188
Reinvested capital gains	2,717	62,139	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	58,889	23,849	(126,971)	(49,163)	17,809	8,327	(3,065)	21,838

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,493	1,653	129	1,483	22,585	6,370	-	700
Transfers between funds	36,270	206,984	(92,314)	397,908	79,097	63,001	778	(20,395)
Surrenders (note 6)	(139,147)	(75)	(26,942)	(933)	(3,624)	(2,604)	(19)	(143)
Death Benefits (note 4)	-	-	-	-	(21,974)	(155)	-	-
Net policy repayments (loans) (note 5)	(1,106)	(982)	(3,293)	(1,834)	21,075	(6,503)	5	10
Deductions for surrender charges (note 2d)	(9,436)	-	(1,240)	(2)	(1,394)	(29)	(16)	(5)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,215)	(7,051)	(17,869)	(20,769)	(4,705)	(11,633)	(729)	(7,012)
Asset charges (note 3)	(526)	(308)	(924)	(1,031)	(540)	(1,187)	(39)	(784)
Adjustments to maintain reserves	(12)	8	(36)	(1)	61	(111)	1	(12)

Net equity transactions	(119,679)	200,229	(142,489)	374,821	90,581	47,149	(19)	(27,641)

Net change in contract owners’ equity	(60,790)	224,078	(269,460)	325,658	108,390	55,476	(3,084)	(5,803)
Contract owners’ equity beginning of period	251,056	26,978	405,631	79,973	138,727	83,251	8,854	14,657

Contract owners’ equity end of period	$190,266	251,056	136,171	405,631	247,117	138,727	5,770	8,854

CHANGES IN UNITS:
Beginning units	13,609	1,745	180,422	27,584	36,245	20,404	2,362	3,192
Units purchased	1,089	12,346	186	163,309	24,746	22,761	48	195
Units redeemed	(7,878)	(482)	(72,670)	(10,471)	(4,975)	(6,920)	(285)	(1,025)

Ending units	6,820	13,609	107,938	180,422	56,016	36,245	2,125	2,362

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RAF		RVISC		RUF		RLCJ
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(18,546)	(26,560)	(28,944)	(2,179)	(29,654)	(77,427)	84,849	5,924
Change in unrealized gain (loss) on investments	316	(703)	(1,801)	747	3,633	7,525	(6,814)	20,508
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,230)	(27,263)	(30,745)	(1,432)	(26,021)	(69,902)	78,035	26,432

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,237	3,430	412	3,475	878	2,954	27,823	21,223
Transfers between funds	(14,714)	(6,194)	79,325	(39,478)	(84,335)	(152,763)	(8,052)	60,799
Surrenders (note 6)	(142)	(3,475)	(12,171)	(5,154)	(564)	(17,071)	(11,792)	(277)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(218)	(820)	(1,111)	(93)	(17,354)	(35,895)	5,698	(190)
Deductions for surrender charges (note 2d)	(20)	(232)	(1,649)	(1,017)	(63)	(360)	(921)	(95)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,587)	(7,414)	(8,165)	(11,249)	(5,233)	(14,902)	(15,070)	(7,547)
Asset charges (note 3)	(200)	(446)	(481)	(501)	(253)	(1,183)	(882)	(441)
Adjustments to maintain reserves	-	2	(62)	(1)	(46)	-	(4)	3

Net equity transactions	(16,644)	(15,149)	56,098	(54,018)	(106,970)	(219,220)	(3,200)	73,475

Net change in contract owners’ equity	(34,874)	(42,412)	25,353	(55,450)	(132,991)	(289,122)	74,835	99,907
Contract owners’ equity beginning of period	41,327	83,739	16,911	72,361	151,807	440,929	162,570	62,663

Contract owners’ equity end of period	$6,453	41,327	42,264	16,911	18,816	151,807	237,405	162,570

CHANGES IN UNITS:
Beginning units	11,368	18,740	4,792	16,782	31,576	76,141	14,777	6,841
Units purchased	581	918	20,396	928	204	571	2,097	9,291
Units redeemed	(9,447)	(8,290)	(7,870)	(12,918)	(26,454)	(45,136)	(3,041)	(1,355)

Ending units	2,502	11,368	17,318	4,792	5,326	31,576	13,833	14,777

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLF		RMED		RVARS		RVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$492	-	-	-	-	1,253	-	-
Realized gain (loss) on investments	48,298	57,783	134,218	79,778	3,425	7,069	207,371	75,889
Change in unrealized gain (loss) on investments	(3,970)	(3,358)	9,215	6,629	(1,353)	(2,328)	151,172	108,593
Reinvested capital gains	-	-	-	-	-	-	107,064	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,820	54,425	143,433	86,407	2,072	5,994	465,607	184,482

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,488	2,108	22,193	31,513	37,869	38,483	112,641	24,112
Transfers between funds	(194,403)	(67,108)	(104,387)	(621,352)	(91,380)	(118,699)	281,427	(206,193)
Surrenders (note 6)	(656)	(487)	(6,272)	(1,199)	(2,436)	(1,016)	(18,013)	(8,653)
Death Benefits (note 4)	-	(1,495)	-	(745)	-	(1,497)	-	(1,424)
Net policy repayments (loans) (note 5)	(65)	(605)	(4,840)	1,299	50	714	(3,065)	(9,461)
Deductions for surrender charges (note 2d)	(246)	(133)	(202)	(31)	(1,064)	(231)	(1,120)	(999)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,961)	(17,295)	(31,099)	(29,026)	(8,133)	(16,442)	(36,594)	(41,743)
Asset charges (note 3)	(448)	(767)	(1,703)	(1,550)	(532)	(881)	(3,227)	(2,707)
Adjustments to maintain reserves	(18)	12	(11)	(2)	1	3	5	(11)

Net equity transactions	(201,309)	(85,770)	(126,321)	(621,093)	(65,625)	(99,566)	332,054	(247,079)

Net change in contract owners’ equity	(156,489)	(31,345)	17,112	(534,686)	(63,553)	(93,572)	797,661	(62,597)
Contract owners’ equity beginning of period	230,255	261,600	373,456	908,142	175,682	269,254	480,849	543,446

Contract owners’ equity end of period	$73,766	230,255	390,568	373,456	112,129	175,682	1,278,510	480,849

CHANGES IN UNITS:
Beginning units	12,940	17,836	18,857	57,011	18,628	29,185	26,311	39,883
Units purchased	118	128	2,554	1,873	3,997	4,145	15,259	1,402
Units redeemed	(10,147)	(5,024)	(8,284)	(40,027)	(10,929)	(14,702)	(2,751)	(14,974)

Ending units	2,911	12,940	13,127	18,857	11,696	18,628	38,819	26,311

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ROF		RNF		RPMF		RREF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	206	-	6,812	-	8,192	5,793
Realized gain (loss) on investments	188,462	127,056	24,072	42,857	(465,932)	(114,154)	(175,334)	86,845
Change in unrealized gain (loss) on investments	77,975	2,528	50,179	(4,347)	(11,257)	(96,915)	(8,590)	(18,434)
Reinvested capital gains	-	-	-	-	-	115,042	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	266,437	129,584	74,457	38,510	(470,377)	(96,027)	(175,732)	74,204

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,450	33,680	7,292	8,371	39,731	69,014	41,142	40,908
Transfers between funds	(331,088)	199,663	6,685	(37,580)	(148,677)	134,142	(25,186)	53,324
Surrenders (note 6)	(19,238)	(65,981)	(1,625)	(767)	(29,667)	(16,596)	(15,949)	(21,135)
Death Benefits (note 4)	-	-	-	-	(27,733)	(569)	(12,681)	-
Net policy repayments (loans) (note 5)	(3,910)	42,969	(674)	(6)	7,634	(2,999)	11,466	(20,115)
Deductions for surrender charges (note 2d)	(2,076)	(682)	-	-	(2,579)	(1,565)	(782)	(634)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,821)	(44,522)	(13,373)	(15,025)	(38,788)	(68,387)	(23,611)	(35,997)
Asset charges (note 3)	(3,427)	(3,138)	(828)	(857)	(2,969)	(5,360)	(1,904)	(2,199)
Adjustments to maintain reserves	18	(13)	(9)	(3)	1	(4)	(4,164)	12

Net equity transactions	(375,092)	161,976	(2,532)	(45,867)	(203,047)	107,676	(31,669)	14,164

Net change in contract owners’ equity	(108,655)	291,560	71,925	(7,357)	(673,424)	11,649	(207,401)	88,368
Contract owners’ equity beginning of period	913,963	622,403	150,230	157,587	1,171,540	1,159,891	492,304	403,936

Contract owners’ equity end of period	$805,308	913,963	222,155	150,230	498,116	1,171,540	284,903	492,304

CHANGES IN UNITS:
Beginning units	49,755	39,565	10,311	13,222	68,181	64,737	27,391	26,597
Units purchased	1,342	21,412	915	700	4,360	9,509	2,210	6,699
Units redeemed	(18,531)	(11,222)	(992)	(3,611)	(18,756)	(6,065)	(14,351)	(5,905)

Ending units	32,566	49,755	10,234	10,311	53,785	68,181	15,250	27,391

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RRF		RMEK		RTF		RVLCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17	-	-	-	-	-	-	-
Realized gain (loss) on investments	119,195	(283,981)	187,344	(230,899)	255,150	135,392	112,590	65,827
Change in unrealized gain (loss) on investments	(592)	6,220	(23,183)	12,652	42,792	9,126	167,858	8,036
Reinvested capital gains	12,236	-	-	-	-	-	-	2,181

Net increase (decrease) in contract owners’ equity resulting from operations	130,856	(277,761)	164,161	(218,247)	297,942	144,518	280,448	76,044

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,251	5,988	35,147	36,144	23,658	29,062	12,602	23,678
Transfers between funds	(77,466)	(168,294)	14,409	223,951	(376,617)	266,501	856,744	(153,102)
Surrenders (note 6)	(2,869)	(223,595)	(16,069)	(9,845)	(90,373)	(51,597)	(287,915)	(3,898)
Death Benefits (note 4)	-	-	-	(3,256)	-	(416,586)	-	-
Net policy repayments (loans) (note 5)	(43)	(232)	(13,932)	(12,536)	16,633	274,895	2,883	(2,938)
Deductions for surrender charges (note 2d)	(259)	(404)	(1,812)	(2,278)	(655)	(1,505)	(13,335)	(59)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,998)	(23,842)	(42,638)	(57,593)	(37,834)	(59,057)	(39,838)	(24,381)
Asset charges (note 3)	(787)	(2,293)	(2,713)	(3,269)	(2,080)	(3,389)	(3,257)	(1,945)
Adjustments to maintain reserves	3,704	12	(57)	(4)	102	9	300	-

Net equity transactions	(80,467)	(412,660)	(27,665)	171,314	(467,166)	38,333	528,184	(162,645)

Net change in contract owners’ equity	50,389	(690,421)	136,496	(46,933)	(169,224)	182,851	808,632	(86,601)
Contract owners’ equity beginning of period	70,837	761,258	500,893	547,826	736,864	554,013	635,681	722,282

Contract owners’ equity end of period	$121,226	70,837	637,389	500,893	567,640	736,864	1,444,313	635,681

CHANGES IN UNITS:
Beginning units	4,231	53,095	31,226	41,700	56,659	55,118	43,633	56,176
Units purchased	1,101	365	-	-	1,489	26,785	46,819	1,763
Units redeemed	-	(49,229)	(6,166)	(10,474)	(32,277)	(25,244)	(20,300)	(14,306)

Ending units	5,332	4,231	25,060	31,226	25,871	56,659	70,152	43,633

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLCV		RVMCG		RVMCV		RVSCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	1,749	-	-	361	-	-	-
Realized gain (loss) on investments	228,454	55,244	28,200	52,248	146,882	49,483	240,705	82,965
Change in unrealized gain (loss) on investments	(13,443)	34,233	177,465	(22,548)	(5,552)	13,148	23,301	(30,244)
Reinvested capital gains	-	-	97,467	80,415	-	-	53,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	215,011	91,226	303,132	110,115	141,691	62,631	317,996	52,721

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,900	34,218	42,173	46,583	46,195	32,898	23,233	19,444
Transfers between funds	2,028	(180,582)	283,385	(108,246)	(151,144)	(13,614)	295,291	(281,620)
Surrenders (note 6)	(65,383)	(12,628)	(44,959)	(53,866)	(12,857)	(367)	(14,219)	(42,217)
Death Benefits (note 4)	(25,363)	-	-	-	(25,363)	-	-	-
Net policy repayments (loans) (note 5)	24,934	9,584	4,479	20,531	22,409	(10,936)	(8,960)	12,149
Deductions for surrender charges (note 2d)	(111)	(392)	(1,675)	(1,045)	(15)	(62)	(15)	(1,529)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,247)	(18,412)	(55,246)	(39,010)	(17,489)	(18,399)	(46,891)	(25,454)
Asset charges (note 3)	(2,539)	(1,515)	(4,111)	(2,822)	(1,595)	(1,372)	(3,395)	(1,773)
Adjustments to maintain reserves	-	5	11	(13)	5	6	(16)	1

Net equity transactions	(69,781)	(169,722)	224,057	(137,888)	(139,854)	(11,846)	245,028	(320,999)

Net change in contract owners’ equity	145,230	(78,496)	527,189	(27,773)	1,837	50,785	563,024	(268,278)
Contract owners’ equity beginning of period	363,665	442,161	810,869	838,642	460,856	410,071	470,547	738,825

Contract owners’ equity end of period	$508,895	363,665	1,338,058	810,869	462,693	460,856	1,033,571	470,547

CHANGES IN UNITS:
Beginning units	25,198	37,447	39,160	47,003	29,029	30,218	28,139	48,869
Units purchased	5,394	2,675	14,023	2,933	3,376	2,860	19,391	1,295
Units redeemed	(6,318)	(14,924)	(4,977)	(10,776)	(10,944)	(4,049)	(3,789)	(22,025)

Ending units	24,274	25,198	48,206	39,160	21,461	29,029	43,741	28,139

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVSCV		RVSDL		RTEC		RTEL
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,655	-	-	-	-	-	873	5,238
Realized gain (loss) on investments	151,058	49,897	(488)	(16,841)	28,716	222	17,551	(813)
Change in unrealized gain (loss) on investments	37,682	4,880	(706)	(2,633)	40,012	(4,737)	(1,911)	5,342
Reinvested capital gains	-	-	-	-	-	28,554	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	190,395	54,777	(1,194)	(19,474)	68,728	24,039	16,513	9,767

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,332	12,189	1,399	4,120	12,188	4,484	3,235	2,373
Transfers between funds	(174,357)	54,098	(10,187)	(92,924)	17,090	(594)	(112,706)	134,074
Surrenders (note 6)	(13,887)	(643)	(70)	(1,654)	(3,428)	(14,796)	(203)	(27)
Death Benefits (note 4)	(25,363)	-	-	-	(2,111)	-	-	-
Net policy repayments (loans) (note 5)	25,943	766	(119)	(6,844)	(1,608)	(2,325)	(23,886)	68
Deductions for surrender charges (note 2d)	(643)	(31)	(281)	(39)	(71)	(829)	(12)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,733)	(18,333)	(1,786)	(9,625)	(9,584)	(6,825)	(3,790)	(9,280)
Asset charges (note 3)	(1,834)	(1,396)	(187)	(582)	(883)	(537)	(214)	(288)
Adjustments to maintain reserves	(10)	13	(2)	6	(1)	5	4	5

Net equity transactions	(177,552)	46,663	(11,233)	(107,542)	11,592	(21,417)	(137,572)	126,925

Net change in contract owners’ equity	12,843	101,440	(12,427)	(127,016)	80,320	2,622	(121,059)	136,692
Contract owners’ equity beginning of period	504,226	402,786	28,030	155,046	107,428	104,806	163,432	26,740

Contract owners’ equity end of period	$517,069	504,226	15,603	28,030	187,748	107,428	42,373	163,432

CHANGES IN UNITS:
Beginning units	34,725	33,392	4,192	21,732	8,593	9,388	13,732	2,356
Units purchased	4,467	2,922	201	583	3,721	371	259	12,177
Units redeemed	(14,260)	(1,589)	(1,988)	(18,123)	(1,222)	(1,166)	(10,960)	(801)

Ending units	24,932	34,725	2,405	4,192	11,092	8,593	3,031	13,732

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RTRF		RUTL		RVWDL
	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	7,716	6,414	-	-
Realized gain (loss) on investments	36,316	24,417	16,494	31,280	2,511	(3,276)
Change in unrealized gain (loss) on investments	5,638	(7,064)	2,919	(31,484)	(179)	4,522
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,954	17,353	27,129	6,210	2,332	1,246

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,355	8,820	19,382	18,570	1,431	1,962
Transfers between funds	28,765	(175,306)	(37,278)	(699,385)	(3,594)	(5,719)
Surrenders (note 6)	(3,058)	(20)	(1,033)	(1,344)	(6)	(14,863)
Death Benefits (note 4)	(36,467)	-	(12,681)	-	-	-
Net policy repayments (loans) (note 5)	12,793	982	12,754	(11,222)	(870)	-
Deductions for surrender charges (note 2d)	(315)	(133)	(133)	(34)	-	(1,239)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,328)	(7,891)	(10,678)	(26,184)	(745)	(973)
Asset charges (note 3)	(513)	(332)	(1,040)	(1,319)	(92)	(111)
Adjustments to maintain reserves	(5)	7	14	(3)	3	2

Net equity transactions	5,227	(173,873)	(30,693)	(720,921)	(3,873)	(20,941)

Net change in contract owners’ equity	47,181	(156,520)	(3,564)	(714,711)	(1,541)	(19,695)
Contract owners’ equity beginning of period	50,844	207,364	185,945	900,656	24,347	44,042

Contract owners’ equity end of period	$98,025	50,844	182,381	185,945	22,806	24,347

CHANGES IN UNITS:
Beginning units	3,205	15,370	9,591	46,975	2,294	4,182
Units purchased	2,599	677	925	998	147	186
Units redeemed	(1,702)	(12,842)	(2,237)	(38,382)	(230)	(2,074)

Ending units	4,102	3,205	8,279	9,591	2,211	2,294

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Nationwide Fund - Class III (TRF3)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class III (GBF3)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

NVIT Money Market Fund - Class II (NVMM2)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class II (ACVIG2)

VP Income & Growth Fund - Class III (ACVIG3)

VP Ultra(R) Fund - Class II (ACVU2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class II (ACVV2)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Growth Portfolio - Service Class 2 R (FG2R)

GUGGENHEIM INVESTMENTS

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

* At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $95,072 and $92,183, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first and second years, and declines in specified percentages each year thereafter. After the ninth year, the charge is 0%. Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1) The death benefit will be the greater of the Specified Amount or minimum required death benefit;

2) The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;

3) The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s variable cash surrender value plus 100.0% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $1,805,534 and $3,700,297, respectively, and total transfers from the Account to the fixed account were $1,155,494 and $1,926,180, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$48,192,669	$0	$0	$48,192,669

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

		Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class III (HIBF3)		$9,480,747	$6,866,394
NVIT Nationwide Fund - Class II (TRF2)		4	102
NVIT Nationwide Fund - Class III (TRF3)		3,875	728
NVIT Government Bond Fund - Class I (GBF)		233	758
NVIT Government Bond Fund - Class III (GBF3)		450,427	602,968
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)		2	3
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)		336,554	394,971
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)		10,279,722	7,720,746
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		59	0
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)		281,890	176,550
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)		370	2,080
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)		222,126	75,849
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)		3,690,368	3,681,816
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		102	54
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)		0	0
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)		2,887	2,534
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)		6	39
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)		2,263	834
NVIT Multi-Manager Small Company Fund - Class II (SCF2)		25	3,289
NVIT Multi-Manager Small Company Fund - Class III (SCF3)		12,448	5,269
NVIT Money Market Fund - Class II (NVMM2)		112,526,043	122,245,960
VP Income & Growth Fund - Class II (ACVIG2)		134	504
VP Income & Growth Fund - Class III (ACVIG3)		44,957	16,104
VP Ultra(R) Fund - Class II (ACVU2)		58	2,572
VP Ultra(R) Fund - Class III (ACVU3)		12,016	7,104
VP Value Fund - Class II (ACVV2)		383	3,373
VP Value Fund - Class III (ACVV3)		51,147	66,114
Contrafund(R)Portfolio - Service Class 2 (FC2)		329	5,309
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)		106,406	293,219
VIP Equity-Income Portfolio - Service Class 2 (FEI2)		2,457	3,172
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)		786,126	51,657
VIP Growth Portfolio - Service Class 2 (FG2)		9	343
VIP Growth Portfolio - Service Class 2 R (FG2R)		42,408	14,027
Variable Fund - Long Short Equity Fund (RSRF)		55,914	147,670
Variable Trust - Banking Fund (RBKF)		616,771	666,075
Variable Trust - Basic Materials Fund (RBMF)		11,696,911	11,573,412
Variable Trust - Biotechnology Fund (RBF)		2,350,207	2,625,697
Variable Trust - Commodities Strategy Fund (RVCMD)		23,841	154,723
Variable Trust - Consumer Products Fund (RCPF)		20,249,932	20,346,578
Variable Trust - Dow 2x Strategy Fund (RVLDD)		1,247,800	1,405,854
Variable Trust - Electronics Fund (RELF)		490,208	612,938
Variable Trust - Energy Fund (RENF)		7,899,011	8,073,892
Variable Trust - Energy Services Fund (RESF)		1,193,177	1,216,174
Variable Trust - Europe 1.25x Strategy Fund (RLCE)		756,300	733,399
Variable Trust - Financial Services Fund (RFSF)		10,442,775	10,591,979
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)		18,688,293	18,876,288
Variable Trust - Health Care Fund (RHCF)		11,832,394	10,585,573
Variable Trust - Internet Fund (RINF)		888,676	1,005,623
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)		1,713,631	1,856,121
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)		1,465,384	1,374,911
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)		29,260	29,280
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)		1,567,017	1,583,661
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)		834,817	778,718
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)		1,078,824	1,185,798
Variable Trust - Japan 2x Strategy Fund (RLCJ)		1,246,100	1,249,298
Variable Trust - Leisure Fund (RLF)		4,224,479	4,425,278
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)		2,485,165	2,611,480
Variable Fund - Multi-Hedge Strategies (RVARS)		59,898	125,526
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)		2,746,973	2,307,861
Variable Trust - NASDAQ-100(R) Fund (ROF)		6,740,575	7,115,667
Variable Trust - Nova Fund (RNF)		131,400	133,716
Variable Trust - Precious Metals Fund (RPMF)		1,311,781	1,508,017
Variable Trust - Real Estate Fund (RREF)		23,675,467	23,698,946
Variable Trust - Retailing Fund (RRF)		50,190,025	50,258,237
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)		10,421,492	10,449,156
Variable Trust - S&P 500 2x Strategy Fund (RTF)		2,246,934	2,714,106
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)		1,403,431	875,245
Variable Trust - S&P 500 Pure Value Fund (RVLCV)		17,094,437	17,164,217
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)		1,073,628	752,111
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)		14,390,190	14,529,686
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)		26,714,980	26,415,960
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)		5,586,949	5,762,836
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)		1,084,098	1,095,331
Variable Trust - Technology Fund (RTEC)		3,842,026	3,830,432
Variable Trust - Telecommunications Fund (RTEL)		588,847	725,550
Variable Trust - Transportation Fund (RTRF)		4,538,180	4,532,938
Variable Trust - Utilities Fund (RUTL)		7,431,816	7,454,806
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)		1,599,500	1,603,377

	Total	$424,286,095	$429,008,583

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

VLI Separate Account 6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.00%	387,825	$16.723873	$6,485,936	8.51%	6.94%
2012	0.00%	247,253	15.638966	3,866,781	7.97%	14.71%
2011	0.00%	346,142	13.633689	4,719,192	5.22%	3.81%
2010	0.00%	309,139	13.133739	4,060,151	8.28%	13.16%
2009	0.00%	279,704	11.606343	3,246,341	8.77%	46.08%
NVIT Nationwide Fund - Class II (TRF2)
2013	0.00%	19	19.269516	366	1.00%	30.79%
2012	0.00%	25	14.733251	368	0.31%	13.85%
2011	0.00%	163	12.941261	2,109	0.63%	0.38%
2010	0.00%	497	12.892491	6,408	0.73%	13.22%
2009	0.00%	653	11.386836	7,436	1.10%	25.56%
NVIT Nationwide Fund - Class III (TRF3)
2013	0.00%	945	17.268924	16,319	1.62%	31.12%
2012	0.00%	770	13.169915	10,141	0.95%	14.33%
2011	0.00%	4,276	11.519574	49,258	1.30%	0.79%
2010	0.00%	3,699	11.429731	42,279	1.12%	13.47%
2009	0.00%	3,457	10.072787	34,822	1.35%	26.16%
NVIT Government Bond Fund - Class I (GBF)
2013	0.00%	471	14.946132	7,040	1.94%	-4.06%
2012	0.00%	520	15.577849	8,100	0.91%	3.06%
2011	0.00%	1,983	15.115772	29,975	2.95%	7.25%
2010	0.00%	2,122	14.093370	29,906	2.92%	4.78%
2009	0.00%	2,273	13.450226	30,572	3.41%	2.69%
NVIT Government Bond Fund - Class III (GBF3)
2013	0.00%	45,542	13.815565	629,188	1.61%	-4.10%
2012	0.00%	58,260	14.405718	839,277	1.32%	3.04%
2011	0.00%	123,671	13.980584	1,728,993	4.09%	7.26%
2010	0.00%	48,843	13.034427	636,641	3.05%	4.79%
2009	0.00%	100,792	12.438610	1,253,712	3.49%	2.69%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.00%	6	19.620592	118	1.66%	27.25%
2012	0.00%	6	15.419338	93	1.57%	15.90%
2011	0.00%	6	13.303663	80	2.02%	-3.93%
2010	0.00%	2	13.848012	28	1.64%	14.63%
2009	0.00%	2	12.080820	24	1.42%	27.21%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2013	0.00%	105,557	18.121550	1,912,856	1.68%	27.18%
2012	0.00%	110,200	14.248395	1,570,173	1.58%	15.92%
2011	0.00%	116,346	12.291406	1,430,056	1.86%	-3.94%
2010	0.00%	88,758	12.795118	1,135,669	1.46%	14.57%
2009	0.00%	38,031	11.168245	424,740	0.95%	27.37%
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2013	0.00%	269,834	14.252974	3,845,937	2.71%	4.70%
2012	0.00%	93,380	13.612727	1,271,156	1.40%	5.16%
2011	0.00%	150,326	12.944848	1,945,947	3.00%	2.94%
2010	0.00%	28,819	12.575102	362,402	2.04%	5.93%
2009	0.00%	13,818	11.871028	164,034	1.75%	9.25%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.00%	208	17.647318	3,671	1.73%	16.63%
2012	0.00%	208	15.131415	3,147	1.71%	10.81%
2011	0.00%	208	13.655036	2,840	2.13%	-0.04%
2010	0.00%	208	13.660579	2,841	2.09%	10.91%
2009	0.00%	297	12.316469	3,658	1.55%	19.14%

(Continued)

VLI Separate Account 6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2013	0.00%	61,262	$16.609540	$1,017,534	1.71%	16.56%
2012	0.00%	55,510	14.250222	791,030	1.68%	10.84%
2011	0.00%	55,775	12.856189	717,054	2.12%	-0.04%
2010	0.00%	39,081	12.861227	502,630	1.99%	10.86%
2009	0.00%	40,018	11.601785	464,280	1.55%	19.37%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.00%	1,239	18.950358	23,479	1.67%	22.38%
2012	0.00%	1,362	15.485229	21,091	1.64%	13.76%
2011	0.00%	1,674	13.612197	22,787	2.01%	-2.13%
2010	0.00%	2,061	13.907940	28,664	2.00%	12.83%
2009	0.00%	2,981	12.326065	36,744	1.31%	24.39%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2013	0.00%	57,329	17.579838	1,007,835	1.85%	22.37%
2012	0.00%	48,851	14.366235	701,805	1.79%	13.74%
2011	0.00%	43,904	12.630898	554,547	2.00%	-2.14%
2010	0.00%	51,103	12.907625	659,618	1.86%	12.92%
2009	0.00%	53,728	11.431162	614,173	1.45%	24.27%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2013	0.00%	14,376	15.605919	224,351	1.63%	10.59%
2012	0.00%	15,108	14.111096	213,190	1.76%	7.96%
2011	0.00%	15,076	13.070245	197,047	2.35%	2.16%
2010	0.00%	16,071	12.793288	205,601	1.60%	8.46%
2009	0.00%	3,341	11.794941	39,407	2.72%	14.63%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.00%	66	24.074787	1,589	0.00%	38.94%
2012	0.00%	68	17.326956	1,178	0.00%	14.90%
2011	0.00%	72	15.079522	1,086	0.00%	-4.23%
2010	0.00%	229	15.745451	3,606	0.00%	26.82%
2009	0.00%	1,542	12.415831	19,145	0.00%	24.16%	4/24/2009
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2013	0.00%	0	19.449708	0	0.00%	43.95%
2012	0.00%	0	13.511541	0	0.00%	13.09%
2011	0.00%	1	11.947304	12	0.00%	-0.86%
2010	0.00%	1	12.051057	12	0.00%	25.10%
2009	0.00%	1	9.632865	10	0.00%	27.19%
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2013	0.00%	1,421	18.982370	26,974	0.00%	44.37%
2012	0.00%	1,485	13.148286	19,525	0.00%	13.38%
2011	0.00%	1,084	11.596954	12,571	0.00%	-0.65%
2010	0.00%	1,105	11.672997	12,899	0.00%	25.41%
2009	0.00%	895	9.307981	8,331	0.00%	27.63%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2013	0.00%	45	25.722826	1,158	0.63%	40.02%
2012	0.00%	47	18.370475	863	0.55%	20.30%
2011	0.00%	49	15.270004	748	0.30%	-5.45%
2010	0.00%	53	16.150662	856	0.36%	26.47%
2009	0.00%	57	12.769979	728	0.45%	25.86%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2013	0.00%	2,181	21.759027	47,456	0.90%	40.38%
2012	0.00%	2,127	15.500637	32,970	1.02%	20.58%
2011	0.00%	1,762	12.855071	22,651	0.41%	-5.16%
2010	0.00%	1,712	13.554789	23,206	0.64%	26.57%
2009	0.00%	2,118	10.709743	22,683	0.52%	26.33%

(Continued)

VLI Separate Account 6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2013	0.00%	835	$26.240569	$21,911	0.13%	40.55%
2012	0.00%	993	18.669946	18,539	0.00%	15.23%
2011	0.00%	1,062	16.202810	17,207	0.46%	-5.80%
2010	0.00%	1,097	17.200915	18,869	0.06%	24.98%
2009	0.00%	1,133	13.763093	15,594	0.17%	34.43%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2013	0.00%	6,734	21.484641	144,678	0.16%	40.95%
2012	0.00%	6,329	15.242762	96,471	0.17%	15.48%
2011	0.00%	5,647	13.199640	74,538	0.59%	-5.54%
2010	0.00%	6,657	13.974516	93,028	0.18%	25.35%
2009	0.00%	38,518	11.148548	429,420	0.20%	34.73%
NVIT Money Market Fund - Class II (NVMM2)
2013	0.00%	1,149,441	10.000020	11,494,433	0.00%
2012	0.00%	2,121,430	10.000020	21,214,342	0.00%
2011	0.00%	1,885,091	10.000020	18,850,948	0.00%	0.00%
2010	0.00%	1,542,677	10.000013	15,426,790	0.00%	0.00%
2009	0.00%	2,571,518	10.000000	25,715,180	0.00%		12/11/2009
VP Income & Growth Fund - Class II (ACVIG2)
2013	0.00%	354	21.169760	7,494	1.97%	35.48%
2012	0.00%	380	15.625531	5,938	1.84%	14.46%
2011	0.00%	420	13.651866	5,734	1.30%	2.86%
2010	0.00%	461	13.272724	6,119	1.27%	13.86%
2009	0.00%	494	11.657064	5,759	4.37%	17.77%
VP Income & Growth Fund - Class III (ACVIG3)
2013	0.00%	11,563	17.864368	206,566	2.28%	35.82%
2012	0.00%	9,842	13.152948	129,451	2.24%	14.74%
2011	0.00%	8,715	11.462922	99,899	1.46%	3.11%
2010	0.00%	8,820	11.117198	98,054	1.51%	14.15%
2009	0.00%	11,879	9.739449	115,695	4.90%	18.10%
VP Ultra(R) Fund - Class II (ACVU2)
2013	0.00%	873	19.917277	17,388	0.38%	36.92%
2012	0.00%	1,038	14.546825	15,100	0.00%	13.78%
2011	0.00%	1,070	12.784814	13,680	0.00%	0.86%
2010	0.00%	1,104	12.675540	13,994	0.36%	15.82%
2009	0.00%	1,138	10.944258	12,455	0.21%	34.52%
VP Ultra(R) Fund - Class III (ACVU3)
2013	0.00%	4,924	18.634098	91,754	0.54%	37.02%
2012	0.00%	4,567	13.599982	62,111	0.00%	13.94%
2011	0.00%	4,552	11.936225	54,334	0.00%	1.07%
2010	0.00%	4,687	11.810174	55,354	0.61%	16.10%
2009	0.00%	6,956	10.172081	70,757	0.31%	34.54%
VP Value Fund - Class II (ACVV2)
2013	0.00%	1,255	22.433132	28,154	1.48%	31.48%
2012	0.00%	1,432	17.061833	24,433	1.78%	14.58%
2011	0.00%	1,530	14.891090	22,783	1.86%	0.86%
2010	0.00%	1,598	14.763593	23,592	1.98%	13.04%
2009	0.00%	2,046	13.060975	26,723	5.69%	19.72%
VP Value Fund - Class III (ACVV3)
2013	0.00%	24,837	18.454921	458,365	1.67%	31.73%
2012	0.00%	25,899	14.010110	362,848	1.93%	14.58%
2011	0.00%	23,956	12.227834	292,930	1.95%	1.01%
2010	0.00%	31,918	12.105010	386,368	2.27%	13.42%
2009	0.00%	29,962	10.672512	319,770	5.59%	19.86%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2013	0.00%	1,625	25.830900	41,975	0.83%	30.95%
2012	0.00%	1,870	19.725429	36,887	1.08%	16.14%
2011	0.00%	2,101	16.984118	35,684	0.78%	-2.78%
2010	0.00%	2,204	17.470468	38,505	0.97%	16.93%
2009	0.00%	2,923	14.941493	43,674	1.13%	35.47%
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2013	0.00%	91,302	20.979449	1,915,466	0.84%	30.90%
2012	0.00%	102,552	16.027052	1,643,606	1.21%	16.15%
2011	0.00%	36,387	13.798392	502,082	0.56%	-2.79%
2010	0.00%	47,329	14.193940	671,785	0.99%	16.94%
2009	0.00%	74,682	12.137523	906,454	1.41%	35.46%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2013	0.00%	1,419	20.455652	29,027	2.30%	27.83%
2012	0.00%	1,598	16.002642	25,572	2.85%	17.05%
2011	0.00%	1,753	13.671063	23,965	2.29%	0.66%
2010	0.00%	1,824	13.582085	24,774	1.48%	14.92%
2009	0.00%	2,832	11.819074	33,472	2.02%	29.88%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2013	0.00%	88,059	17.162591	1,511,321	2.74%	27.79%
2012	0.00%	47,415	13.430088	636,788	3.69%	17.05%
2011	0.00%	22,746	11.473394	260,974	2.00%	0.70%
2010	0.00%	30,689	11.393092	349,643	1.74%	14.90%
2009	0.00%	25,943	9.915421	257,236	1.53%	29.95%

(Continued)

VLI Separate Account 6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Service Class 2 (FG2)
2013	0.00%	426	$20.447912	$8,711	0.05%	36.00%
2012	0.00%	446	15.035268	6,706	0.36%	14.40%
2011	0.00%	469	13.142471	6,164	0.13%	-0.03%
2010	0.00%	498	13.146754	6,547	0.03%	23.86%
2009	0.00%	799	10.614127	8,481	0.20%	27.97%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2013	0.00%	10,116	19.715481	199,442	0.22%	35.97%
2012	0.00%	8,571	14.500009	124,280	0.37%	14.41%
2011	0.00%	8,728	12.674215	110,621	0.09%	-0.02%
2010	0.00%	10,462	12.677004	132,627	0.07%	23.86%
2009	0.00%	14,179	10.235132	145,124	0.18%	27.98%
Variable Fund - Long Short Equity Fund (RSRF)
2013	0.00%	13,379	17.505619	234,208	0.00%	17.46%
2012	0.00%	19,305	14.903803	287,718	0.00%	4.43%
2011	0.00%	20,609	14.271377	294,119	0.00%	-6.56%
2010	0.00%	34,144	15.273713	521,506	0.00%	11.21%
2009	0.00%	53,493	13.734401	734,694	0.14%	27.29%
Variable Trust - Banking Fund (RBKF)
2013	0.00%	22,760	8.179281	186,160	1.19%	29.18%
2012	0.00%	34,367	6.331551	217,596	0.12%	24.22%
2011	0.00%	127,578	5.097156	650,285	0.22%	-22.23%
2010	0.00%	22,566	6.554119	147,900	1.42%	13.04%
2009	0.00%	29,488	5.798144	170,976	4.66%	-3.43%
Variable Trust - Basic Materials Fund (RBMF)
2013	0.00%	10,264	24.208688	248,478	0.74%	1.25%
2012	0.00%	11,013	23.909908	263,320	0.00%	10.72%
2011	0.00%	37,125	21.594225	801,686	0.00%	-16.46%
2010	0.00%	22,923	25.848784	592,532	0.68%	26.67%
2009	0.00%	23,381	20.405965	477,112	0.32%	55.46%
Variable Trust - Biotechnology Fund (RBF)
2013	0.00%	10,731	31.231795	335,148	0.00%	54.20%
2012	0.00%	23,283	20.253939	471,572	0.00%	35.98%
2011	0.00%	17,870	14.894667	266,168	0.00%	10.59%
2010	0.00%	247,371	13.468405	3,331,693	0.00%	10.70%
2009	0.00%	164,194	12.166406	1,997,651	0.00%	18.34%
Variable Trust - Commodities Strategy Fund (RVCMD)
2013	0.00%	13,426	5.486999	73,668	0.00%	-3.21%
2012	0.00%	37,490	5.669065	212,533	0.00%	-1.41%
2011	0.00%	42,577	5.749984	244,817	30.08%	-6.64%
2010	0.00%	74,744	6.159247	460,367	0.00%	8.03%
2009	0.00%	62,454	5.701499	356,081	2.05%	11.56%
Variable Trust - Consumer Products Fund (RCPF)
2013	0.00%	9,966	27.214574	271,220	1.37%	28.25%
2012	0.00%	16,773	21.219762	355,919	0.18%	9.05%
2011	0.00%	19,553	19.459262	380,487	1.23%	13.76%
2010	0.00%	10,556	17.105174	180,562	2.14%	17.28%
2009	0.00%	4,256	14.584742	62,073	1.70%	19.12%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2013	0.00%	12,966	20.028269	259,687	0.00%	62.70%
2012	0.00%	23,178	12.310132	285,324	0.00%	17.15%
2011	0.00%	82,190	10.508449	863,689	0.00%	9.09%
2010	0.00%	25,704	9.632940	247,605	0.48%	24.58%
2009	0.00%	31,456	7.732093	243,221	0.00%	36.87%
Variable Trust - Electronics Fund (RELF)
2013	0.00%	9,463	9.291356	87,924	0.17%	35.05%
2012	0.00%	25,610	6.879831	176,192	0.00%	1.05%
2011	0.00%	29,590	6.808170	201,454	0.00%	-16.49%
2010	0.00%	3,679	8.152184	29,992	0.00%	9.55%
2009	0.00%	8,908	7.441265	66,287	0.00%	71.85%

(Continued)

VLI Separate Account 6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Energy Fund (RENF)
2013	0.00%	12,420	$32.733246	$406,547	0.19%	23.47%
2012	0.00%	19,775	26.511589	524,267	0.00%	2.40%
2011	0.00%	18,202	25.889512	471,241	0.00%	-5.85%
2010	0.00%	30,699	27.497441	844,144	0.64%	19.05%
2009	0.00%	25,302	23.096917	584,398	0.00%	38.50%
Variable Trust - Energy Services Fund (RESF)
2013	0.00%	18,182	30.757751	559,237	0.00%	23.89%
2012	0.00%	20,359	24.826814	505,449	0.00%	0.40%
2011	0.00%	31,885	24.726809	788,414	0.00%	-9.29%
2010	0.00%	24,044	27.259863	655,436	0.00%	26.05%
2009	0.00%	17,721	21.626679	383,246	0.00%	62.42%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2013	0.00%	24,168	16.165885	390,697	0.16%	23.89%
2012	0.00%	22,826	13.048276	297,840	0.71%	21.66%
2011	0.00%	29,606	10.725316	317,534	0.00%	-15.14%
2010	0.00%	74,540	12.638111	942,045	2.23%	-10.78%
2009	0.00%	33,190	14.164397	470,116	2.31%	35.65%
Variable Trust - Financial Services Fund (RFSF)
2013	0.00%	6,991	11.989002	83,815	0.23%	27.55%
2012	0.00%	19,038	9.399117	178,940	0.17%	22.68%
2011	0.00%	6,447	7.661270	49,392	0.06%	-14.92%
2010	0.00%	9,221	9.005133	83,036	2.20%	14.36%
2009	0.00%	10,023	7.874150	78,923	2.29%	19.68%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2013	0.00%	3,430	16.751700	57,458	0.94%	-18.25%
2012	0.00%	22,429	20.492057	459,616	0.73%	3.01%
2011	0.00%	28,718	19.894155	571,320	1.62%	41.48%
2010	0.00%	27,639	14.061067	388,634	2.76%	10.10%
2009	0.00%	22,432	12.770863	286,476	1.92%	-31.54%
Variable Trust - Health Care Fund (RHCF)
2013	0.00%	75,521	24.369450	1,840,405	0.09%	41.81%
2012	0.00%	24,383	17.184257	419,004	0.00%	17.16%
2011	0.00%	21,352	14.666817	313,166	0.00%	4.69%
2010	0.00%	19,589	14.010098	274,444	0.29%	6.77%
2009	0.00%	13,761	13.121974	180,571	0.00%	24.65%
Variable Trust - Internet Fund (RINF)
2013	0.00%	6,820	27.898313	190,266	0.00%	51.23%
2012	0.00%	13,609	18.447767	251,056	0.00%	19.33%
2011	0.00%	1,745	15.459905	26,978	0.00%	-11.92%
2010	0.00%	7,752	17.552692	136,068	0.00%	20.77%
2009	0.00%	1,840	14.533743	26,742	0.00%	65.85%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2013	0.00%	107,938	1.261566	136,171	0.00%	-43.89%
2012	0.00%	180,422	2.248235	405,631	0.00%	-22.46%
2011	0.00%	27,584	2.899270	79,973	0.00%	-27.07%
2010	0.00%	68,440	3.975645	272,093	0.00%	-30.29%
2009	0.00%	29,170	5.703055	166,358	0.00%	-44.65%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2013	0.00%	56,016	4.411537	247,117	0.00%	15.26%
2012	0.00%	36,245	3.827474	138,727	0.00%	-6.19%
2011	0.00%	20,404	4.080149	83,251	0.00%	-30.44%
2010	0.00%	37,782	5.865469	221,609	0.00%	-12.81%
2009	0.00%	18,408	6.727068	123,832	0.00%	19.41%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2013	0.00%	2,125	2.715192	5,770	0.00%	-27.57%
2012	0.00%	2,362	3.748713	8,854	0.00%	-18.36%
2011	0.00%	3,192	4.591736	14,657	0.00%	-7.34%
2010	0.00%	358,241	4.955228	1,775,166	0.00%	-25.29%
2009	0.00%	169,355	6.632508	1,123,248	0.00%	-35.28%

(Continued)

VLI Separate Account 6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2013	0.00%	2,502	$2.579250	$6,453	0.00%	-29.05%
2012	0.00%	11,368	3.635356	41,327	0.00%	-18.64%
2011	0.00%	18,740	4.468460	83,739	0.00%	-10.08%
2010	0.00%	9,042	4.969160	44,931	0.00%	-21.27%
2009	0.00%	7,045	6.311386	44,464	0.01%	-40.08%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2013	0.00%	17,318	2.440447	42,264	0.00%	-30.85%
2012	0.00%	4,792	3.529099	16,911	0.00%	-18.15%
2011	0.00%	16,782	4.311845	72,361	0.00%	-7.61%
2010	0.00%	18,802	4.667230	87,753	0.00%	-27.62%
2009	0.00%	20,984	6.448641	135,318	0.00%	-32.86%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2013	0.00%	5,326	3.532884	18,816	0.00%	-26.52%
2012	0.00%	31,576	4.807686	151,807	0.00%	-16.98%
2011	0.00%	76,141	5.790953	440,929	0.00%	-9.04%
2010	0.00%	83,300	6.366789	530,354	0.00%	-16.96%
2009	0.00%	31,555	7.666947	241,931	0.00%	-27.55%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2013	0.00%	13,833	17.162208	237,405	0.00%	56.00%
2012	0.00%	14,777	11.001571	162,570	0.00%	20.10%
2011	0.00%	6,841	9.159973	62,663	0.00%	-28.94%
2010	0.00%	21,949	12.891151	282,948	0.00%	15.72%
2009	0.00%	17,004	11.139540	189,417	0.62%	23.68%
Variable Trust - Leisure Fund (RLF)
2013	0.00%	2,911	25.340454	73,766	0.40%	42.41%
2012	0.00%	12,940	17.794020	230,255	0.00%	21.32%
2011	0.00%	17,836	14.666939	261,600	0.00%	2.45%
2010	0.00%	52,764	14.315965	755,368	0.10%	30.34%
2009	0.00%	4,926	10.983316	54,104	0.00%	36.72%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2013	0.00%	13,127	29.753050	390,568	0.00%	50.23%
2012	0.00%	18,857	19.804613	373,456	0.00%	24.33%
2011	0.00%	57,011	15.929249	908,142	0.00%	-7.59%
2010	0.00%	24,069	17.237806	414,897	0.00%	37.55%
2009	0.00%	44,146	12.532015	553,238	0.09%	52.40%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.00%	11,696	9.586989	112,129	0.00%	1.65%
2012	0.00%	18,628	9.431074	175,682	0.49%	2.23%
2011	0.00%	29,185	9.225774	269,254	0.00%	3.38%
2010	0.00%	12,712	8.924117	113,443	0.00%	6.18%
2009	0.00%	43,872	8.404584	368,726	1.37%	-3.28%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2013	0.00%	38,819	32.935166	1,278,510	0.00%	80.21%
2012	0.00%	26,311	18.275576	480,849	0.00%	34.12%
2011	0.00%	39,883	13.626011	543,446	0.00%	-0.68%
2010	0.00%	266,759	13.718727	3,659,594	0.00%	36.90%
2009	0.00%	234,893	10.021130	2,353,893	0.00%	117.80%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2013	0.00%	32,566	24.728496	805,308	0.00%	34.62%
2012	0.00%	49,755	18.369274	913,963	0.00%	16.77%
2011	0.00%	39,565	15.731139	622,403	0.00%	2.17%
2010	0.00%	36,327	15.397297	559,338	0.00%	18.48%
2009	0.00%	98,137	12.995293	1,275,319	0.00%	52.00%
Variable Trust - Nova Fund (RNF)
2013	0.00%	10,234	21.707591	222,155	0.11%	48.99%
2012	0.00%	10,311	14.569879	150,230	0.00%	22.25%
2011	0.00%	13,222	11.918568	157,587	0.04%	-1.17%
2010	0.00%	15,731	12.059271	189,704	0.10%	19.96%
2009	0.00%	40,801	10.052347	410,146	1.16%	35.51%

(Continued)

VLI Separate Account 6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Precious Metals Fund (RPMF)
2013	0.00%	53,785	$9.261238	$498,116	0.97%	-46.10%
2012	0.00%	68,181	17.182792	1,171,540	0.00%	-4.10%
2011	0.00%	64,737	17.916970	1,159,891	0.09%	-24.16%
2010	0.00%	88,888	23.623650	2,099,859	0.01%	38.08%
2009	0.00%	77,742	17.109193	1,330,103	0.00%	49.24%
Variable Trust - Real Estate Fund (RREF)
2013	0.00%	15,250	18.682194	284,903	1.31%	3.94%
2012	0.00%	27,391	17.973207	492,304	1.13%	18.34%
2011	0.00%	26,597	15.187279	403,936	1.47%	2.26%
2010	0.00%	41,152	14.851026	611,149	3.30%	24.86%
2009	0.00%	17,884	11.893825	212,709	3.26%	25.27%
Variable Trust - Retailing Fund (RRF)
2013	0.00%	5,332	22.735520	121,226	0.01%	35.80%
2012	0.00%	4,231	16.742288	70,837	0.00%	16.77%
2011	0.00%	53,095	14.337655	761,258	0.00%	5.30%
2010	0.00%	48,818	13.616270	664,719	0.00%	25.14%
2009	0.00%	7,109	10.881002	77,353	0.00%	44.22%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2013	0.00%	25,060	25.434502	637,389	0.00%	58.56%
2012	0.00%	31,226	16.040881	500,893	0.00%	22.10%
2011	0.00%	41,700	13.137311	547,826	0.00%	-12.18%
2010	0.00%	118,795	14.960021	1,777,176	0.00%	37.85%
2009	0.00%	143,052	10.852768	1,552,510	0.00%	33.31%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2013	0.00%	25,871	21.941163	567,640	0.00%	68.71%
2012	0.00%	56,659	13.005236	736,864	0.00%	29.39%
2011	0.00%	55,118	10.051404	554,013	0.00%	-3.95%
2010	0.00%	148,122	10.464476	1,550,019	0.00%	25.47%
2009	0.00%	192,146	8.340509	1,602,595	0.81%	46.38%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2013	0.00%	70,152	20.588343	1,444,313	0.00%	41.32%
2012	0.00%	43,633	14.568821	635,681	0.00%	13.31%
2011	0.00%	56,176	12.857482	722,282	0.00%	-1.09%
2010	0.00%	83,235	12.998953	1,081,968	0.00%	25.03%
2009	0.00%	32,661	10.396588	339,563	0.00%	47.24%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2013	0.00%	24,274	20.964617	508,895	0.00%	45.26%
2012	0.00%	25,198	14.432288	363,665	0.42%	22.23%
2011	0.00%	37,447	11.807637	442,161	0.02%	-3.17%
2010	0.00%	34,526	12.193922	421,007	0.91%	20.32%
2009	0.00%	24,930	10.134944	252,664	2.48%	51.26%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2013	0.00%	48,206	27.757084	1,338,058	0.00%	34.05%
2012	0.00%	39,160	20.706555	810,869	0.00%	16.05%
2011	0.00%	47,003	17.842303	838,642	0.00%	-0.66%
2010	0.00%	56,274	17.960420	1,010,705	0.00%	32.58%
2009	0.00%	29,948	13.547085	405,708	0.00%	56.82%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2013	0.00%	21,461	21.559732	462,693	0.09%	35.80%
2012	0.00%	29,029	15.875696	460,856	0.00%	16.99%
2011	0.00%	30,218	13.570421	410,071	0.00%	-7.15%
2010	0.00%	26,172	14.615431	382,515	0.78%	20.13%
2009	0.00%	43,407	12.166397	528,107	1.51%	55.25%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2013	0.00%	43,741	23.629331	1,033,571	0.00%	41.30%
2012	0.00%	28,139	16.722244	470,547	0.00%	10.61%
2011	0.00%	48,869	15.118471	738,825	0.00%	3.52%
2010	0.00%	104,953	14.605070	1,532,846	0.00%	25.40%
2009	0.00%	22,776	11.646893	265,270	0.00%	33.97%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2013	0.00%	24,932	20.739157	517,069	0.25%	42.83%
2012	0.00%	34,725	14.520541	504,226	0.00%	20.38%
2011	0.00%	33,392	12.062362	402,786	0.00%	-9.44%
2010	0.00%	38,941	13.320181	518,701	0.00%	25.10%
2009	0.00%	19,640	10.647792	209,123	2.07%	62.27%

(Continued)

VLI Separate Account 6 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2013	0.00%	2,405	$6.487935	$15,603	0.00%	-2.97%
2012	0.00%	4,192	6.686429	28,030	0.00%	-6.28%
2011	0.00%	21,732	7.134469	155,046	0.00%	-4.26%
2010	0.00%	26,628	7.452053	198,433	0.00%	-4.51%
2009	0.00%	22,977	7.803674	179,305	0.00%	-15.84%
Variable Trust - Technology Fund (RTEC)
2013	0.00%	11,092	16.926465	187,748	0.00%	35.39%
2012	0.00%	8,593	12.501761	107,428	0.00%	11.98%
2011	0.00%	9,388	11.163839	104,806	0.00%	-9.20%
2010	0.00%	18,535	12.294931	227,887	0.00%	12.03%
2009	0.00%	16,853	10.974406	184,952	0.00%	55.60%
Variable Trust - Telecommunications Fund (RTEL)
2013	0.00%	3,031	13.979933	42,373	1.49%	17.46%
2012	0.00%	13,732	11.901543	163,432	6.12%	4.86%
2011	0.00%	2,356	11.349932	26,740	0.24%	-14.40%
2010	0.00%	11,113	13.259497	147,353	4.28%	14.51%
2009	0.00%	1,756	11.579354	20,333	0.28%	28.68%
Variable Trust - Transportation Fund (RTRF)
2013	0.00%	4,102	23.896979	98,025	0.00%	50.64%
2012	0.00%	3,205	15.863813	50,844	0.00%	17.58%
2011	0.00%	15,370	13.491469	207,364	0.00%	-11.12%
2010	0.00%	21,629	15.179116	328,309	0.00%	24.13%
2009	0.00%	10,728	12.228150	131,184	0.62%	17.39%
Variable Trust - Utilities Fund (RUTL)
2013	0.00%	8,279	22.029324	182,381	4.18%	13.63%
2012	0.00%	9,591	19.387440	185,945	1.49%	1.12%
2011	0.00%	46,975	19.173097	900,656	2.31%	16.29%
2010	0.00%	12,812	16.487660	211,240	3.36%	6.88%
2009	0.00%	9,411	15.426213	145,176	5.41%	13.80%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2013	0.00%	2,211	10.314740	22,806	0.00%	-2.82%
2012	0.00%	2,294	10.613527	24,347	0.00%	0.78%
2011	0.00%	4,182	10.531252	44,042	0.00%	-3.68%
2010	0.00%	6,738	10.933970	73,673	0.00%	-5.61%
2009	0.00%	12,129	11.583505	140,496	0.04%	6.61%
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.00%	4,656	7.787403	36,258	0.00%	26.98%

2013	Contract owners equity:				$48,192,651
2012	Contract owners equity:				$48,688,876
2011	Contract owners equity:				$50,069,596
2010	Contract owners equity:				$55,640,187
2009	Contract owners equity:				$55,248,594

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.